Description of Plan - Summary of Vesting in the Company's Contribution Portion of Participants' Accounts Plus Actual Earnings Thereon (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vested Percentage, Less than 2 Years of Service	0.00%
Vested Percentage, 2 Years of Service	20.00%
Vested Percentage, 3 Years of Service	40.00%
Vested Percentage, 4 Years of Service	60.00%
Vested Percentage, 5 Years of Service	80.00%
Vested Percentage, 6 Years of Service	100.00%